Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	30,548,300
Proposed Maximum Offering Price per Unit	8.09
Maximum Aggregate Offering Price	$ 247,135,747.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,129.45
Offering Note	(1) Plus such indeterminate number of additional shares as may be offered and issued to prevent dilution resulting from stock splits or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) The proposed maximum offering price per share was derived, pursuant to Rule 457(h) under the Securities Act, from the price at which each Restricted Stock Unit or Performance Share Unit is to be settled. Settlement prices were expressed in Japanese yen and converted to U.S. dollars based on an exchange rate of JPY157.61 per dollar, as quoted at New York close on May 13, 2026 by Tullett Prebon and published on the website of the Wall Street Journal. (3) Numbers have been rounded up to the nearest cent.